Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 14,294	R$ 15,043
Ending Balance	11,951	14,294
Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,976	3,670
Ending Balance	R$ 3,309	R$ 3,976
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 7,635	R$ 9,064
Ending Balance	R$ 5,636	R$ 7,635
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 1,056	R$ 538
Ending Balance	R$ 1,406	R$ 1,056
Annual depreciation rate - %	20.00%	20.00%
Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 838	R$ 910
Ending Balance	R$ 727	R$ 838
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 789	R$ 861
Ending Balance	873	789
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	78,344	74,008
Aquisitions	1,099	2,453
Assets recognized as a result of SPS acquisition	170
Foreign Exchange variations of property and equipment abroad	(1,780)	1,883
Ending Balance	77,833	78,344
Gross carrying amount [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	11,620	10,465
Aquisitions	143	1,155
Assets recognized as a result of SPS acquisition	19
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	11,782	11,620
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	49,024	46,895
Aquisitions	183	666
Assets recognized as a result of SPS acquisition	0
Foreign Exchange variations of property and equipment abroad	(1,383)	1,463
Ending Balance	47,824	49,024
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	6,379	5,802
Aquisitions	586	577
Assets recognized as a result of SPS acquisition	148
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	7,113	6,379
Gross carrying amount [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,532	9,985
Aquisitions	103	127
Assets recognized as a result of SPS acquisition	3
Foreign Exchange variations of property and equipment abroad	(397)	420
Ending Balance	10,241	10,532
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	789	861
Aquisitions	84	(72)
Assets recognized as a result of SPS acquisition	0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	873	789
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(64,050)	(58,965)
Disposals		168
Annual depreciation	(3,578)	(3,417)
Foreign Exchange variations of property and equipment abroad	1,746	(1,839)
Ending Balance	(65,882)	(64,050)
Accumulated impairment [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(7,644)	(6,795)
Disposals		0
Annual depreciation	(829)	(849)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	(8,473)	(7,644)
Accumulated impairment [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(41,389)	(37,831)
Disposals		0
Annual depreciation	(2,166)	(2,119)
Foreign Exchange variations of property and equipment abroad	1,367	(1,439)
Ending Balance	(42,188)	(41,389)
Accumulated impairment [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(5,323)	(5,264)
Disposals		168
Annual depreciation	(384)	(227)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	(5,707)	(5,323)
Accumulated impairment [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(9,694)	(9,075)
Disposals		0
Annual depreciation	(199)	(222)
Foreign Exchange variations of property and equipment abroad	379	(397)
Ending Balance	(9,514)	(9,694)
Accumulated impairment [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Disposals		0
Annual depreciation	0	0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	R$ 0	R$ 0